Term Loan	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Term Loan

7. Term Loans

Term loans consist of the following (in thousands):

	December 31,
	2020	2019
Principal of term loan	$30,000	$30,000
Unamortized debt discount	(326)	(939)
Total term loan	29,674	29,061
Less: term loan, current	—	(7,500)
Term loan, noncurrent	$29,674	$21,561

Perceptive Term Loans

On June 30, 2017, the Company entered into a senior, secured, delayed-draw term loan facility (the Perceptive Term Loan Agreement) with Perceptive Credit Holdings, LP, as the administrative agent and the collateral agent, for various related Perceptive group companies to borrow up to $40.0 million (the Perceptive Term Loans). The Perceptive Term Loans bore interest at a rate of 8.55%, plus the greater of the three-month London Inter-bank Offered Rate (LIBOR) and 2.00%.

In July 2020, the Company used the SVB Term Loan (see below) to repay in full all amounts due under the Perceptive Term Loan and cash on hand to pay $1.2 million in early prepayment, accrued interest and exit fees. The repayment of the Perceptive Term Loan was accounted for as a debt extinguishment, which resulted in a loss on extinguishment of $1.6 million recorded in the statements of operations for the year ended December 31, 2020.

SVB Loan and Security Agreement

On July 2, 2020, the Company entered into a senior secured term loan facility with Silicon Valley Bank (SVB) (the SVB Loan and Security Agreement), which provides for a $30.0 million term loan (the SVB Term Loan).

The SVB Term Loan matures on November 1, 2025. Payments under the SVB Term Loan are for interest only through May 2023, and then 30 monthly principal and interest payments from June 2023 until maturity. The SVB Term Loan bears interest at the greater of (A) 0.5% above the Prime Rate as reported in the Wall Street Journal and (B) 3.75% (3.75% as of December 31, 2020). The Company is obligated to maintain a restricted cash balance greater or equal to the outstanding principal balance of $30.0 million of the SVB Term Loan.

There is also a final payment fee equal to 6.75% of the original principal amount of the SVB Term Loan, or approximately $2.0 million, due at maturity (or any earlier date of optional pre-payment or acceleration of principal due to an event of default). Such fee is being accreted to interest expense using the effective interest method with the offset recorded in noncurrent accrued interest. The Company may, at its option, prepay the SVB Term Loan in full, subject to an additional prepayment fee ranging between 1% and 3% of the outstanding principal amount of the SVB Term Loan.

In the event of default or change in control, all unpaid principal and all accrued and unpaid interest amounts (if any) become immediately due and payable including the prepayment fee. Events of default include, but are not limited to, a payment default, a material adverse change, and insolvency. The SVB Term Loan is secured by substantially all of the Company’s assets, including all of the capital stock held by the Company, if any (subject to a 65% limitation on pledges of capital stock of foreign subsidiaries), subject to certain exceptions. The SVB Loan and Security Agreement contains customary representations, warranties, affirmative covenants and also contains certain restrictive covenants.

Debt issuance costs paid directly to SVB and other debt issuance costs amounting to $0.4 million were accounted for as discounts on the SVB Term Loan. These debt discounts, along with the final payment fee, are being amortized over the term of the SVB Term Loan using the effective interest rate method. As of December 31, 2020, the unamortized debt discount was $0.3 million, which is recorded as a direct deduction from the SVB Term Loan on the balance sheets.

Aggregate annual payments due on the SVB Term Loan as of December 31, 2020 were as follows (in thousands):

Years Ending December 31:
2021	$1,141
2022	1,141
2023	8,073
2024	12,667
2025	13,233
Total future payments	36,255
Less: amount representing interest	(4,230)
Less: final payment	(2,025)
Total term loan	30,000
Less: unamortized debt discount	(326)
Total term loan, net of debt discount	29,674